Associates and Joint Ventures - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Intangible assets	£ 95,562	£ 129,075	£ 115,625
ITC Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in associates	29.02%	29.19%	29.38%	29.42%
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	£ 40	£ (3)	£ 6
Share of loss of associates	£ 2
Organigram Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in associates	19.00%
Impairment loss, net of tax	£ 34	59
Intangible assets	0
Amortisation of acquired intangibles	0	2	2
Impairment loss recognised in profit or loss	£ 36	£ 65
Kamaran Industry & Investment Company
Disclosure Of Transactions Between Related Parties [Line Items]
Impairment loss recognised in profit or loss			18
Tisak d.d.
Disclosure Of Transactions Between Related Parties [Line Items]
Reclassified foreign exchange previously recognised in other comprehensive income			£ 2